Revolving Credit And Security Agreement	12 Months Ended
Dec. 31, 2011
Revolving Credit And Security Agreement [Abstract]
Revolving Credit And Security Agreement

NOTE H – REVOLVING CREDIT AND SECURITY AGREEMENT

On February 1, 2008, we entered into a revolving credit facility with CapitalSource, which allowed us to borrow up to $3,000,000 based on a formula tied to our eligible accounts receivable that are aged less than 150 days. On April 26, 2010, the Parent Company, NeoGenomics Laboratories, Inc., the wholly-owned subsidiary of the Parent Company ("Borrower"), and CapitalSource entered into an Amended and Restated Revolving Credit and Security Agreement (the "Amended and Restated Credit Agreement" or the "Credit Facility"). The Amended and Restated Credit Agreement amended and restated the Revolving Credit and Security Agreement dated February 1, 2008, as amended, among the Parent Company, Borrower and CapitalSource (the "Original Credit Agreement"). The terms of the Amended and Restated Credit Agreement and the Original Credit Agreement are substantially similar except that the Amended and Restated Credit Agreement, among other things, (i) increased the maximum principal amount of the revolving credit facility from $3,000,000 to $5,000,000, (ii) provided that the term of the Amended and Restated Credit Agreement shall end on February 1, 2013, (iii) increased the amount of the collateral management fee and unused line fees paid by Borrower to CapitalSource, (iv) modified the definitions of "Minimum Termination Fee" and "Permitted Indebtedness", (v) provided that the Borrower must maintain a minimum outstanding principal balance under the revolving facility of at least $2,000,000, (vi) increased the interest rate to LIBOR plus 4.25% (provided that LIBOR shall not be less than 2.0%) and (vii) revised certain covenants and representations and warranties. The Amended and Restated Credit Agreement also made permanent a previously enacted temporary change to the methodology for calculating the Fixed Charge Coverage Ratio covenant, which permits us to add amounts of unrestricted cash and cash equivalents and unused availability under the Credit Facility to Adjusted EBITDA for the purposes of calculating this covenant. We paid CapitalSource a commitment fee of $33,500 in connection with the execution of the Amended and Restated Credit Agreement. In addition, CapitalSource credited $25,000 of an amendment fee previously paid by us towards this commitment fee.

Interest on outstanding advances under the Credit Facility are payable monthly in arrears on the first day of each calendar month. At December 31, 2011, the effective rate of interest was 6.25%. On December 31, 2011, the available credit under the Credit Facility was approximately $1.1 million and the outstanding borrowing was $3.9 million after netting compensating cash on hand.